PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Aug. 31, 2019
Property, plant and equipment [abstract]
Disclosure of detailed information about property plant and equipment [Table Text Block]
				GROWING &
			CONSTRUCTION	PROCESSING
	LAND	BUILDINGS	IN PROCESS	EQUIPMENT	OTHER	TOTAL

Cost

Balance, August 31, 2017	$1,440	$14,150	$22,200	$7,908	$2,304	$48,002

Additions	765	15,536	34,851	4,986	791	56,929

Construction completed	-	17,415	(45,058)	27,609	34	-

Disposals	-	-	-	(10)	(42)	(52)

Included in assets for sale	-	-	-	-	(165)	(165)

Balance, August 31, 2018	$2,205	$47,101	$11,993	$40,493	$2,922	$104,714

Accumulated depreciation

Balance, August 31, 2017	$-	$(816)	$-	$(1,114)	$(726)	$(2,656)

Depreciation	-	(1,181)	-	(1,844)	(479)	(3,504)

Disposals	-	-	-	2	6	8

Included in assets for sale	-	-	-	-	77	77

Balance, August 31, 2018	$-	$(1,997)	$-	$(2,956)	$(1,122)	$(6,075)

Cost

Balance, August 31, 2018	$2,205	$47,101	$11,993	$40,493	$2,922	$104,714

Additions	6	15,753	105,512	5,554	3,366	130,191

Construction completed	-	8,042	(51,990)	42,698	1,250	-

Disposals	-	(122)	-	(201)	-	(323)

Impairment loss	-	-	-	(613)	-	(613)

Balance, August 31, 2019	$2,211	$70,774	$65,515	$87,931	$7,538	$233,969

Accumulated depreciation

Balance, August 31, 2018	$-	$(1,997)	$-	$(2,956)	$(1,122)	$(6,075)

Depreciation	-	(2,245)	-	(5,679)	(946)	(8,870)

Disposals	-	5	-	17	-	22

Balance, August 31, 2019	$-	$(4,237)	$-	$(8,618)	$(2,068)	$(14,923)

Net book value

August 31, 2018	$2,205	$45,104	$11,993	$37,537	$1,800	$98,639

August 31, 2019	$2,211	$66,537	$65,515	$79,313	$5,470	$219,046

Disclosure of detailed information about reconciliation of additions to property, plant and equipment [Table text Block]
	AUGUST 31, 2019	AUGUST 31, 2018

Additions	$130,191	$56,929
Acquisitions related to discontinued operations	-	(32)
Net change in accounts payable and accrued liabilities related to purchases of PP&E	(21,427)	(462)
Purchase of property, plant and equipment	$108,764	$56,435